INCOME TAXES - Reconciliation of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before income tax		$ (2,528)	$ (9,550)
Income tax calculated at the statutory tax rate of the PRC	$ 2,055	(632)	(2,387)
Effect of income tax rate differences in jurisdictions other than the PRC		468	1,151
Non-deductible expenses		77	129
Statutory expense		(101)	(293)
R&D super deduction	(724)	(1,700)	(2,904)
Effect of preferential tax rates		50	(86)
Prior year true up		88	(71)
Changes in valuation allowances		1,711	4,501
Income tax expense / (benefit)	$ (61)	$ (39)	$ 40
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC
Percent
Income tax calculated at the statutory tax rate of the PRC (as a percent)	25.00%	25.00%	25.00%
R&D super deduction	(8.80%)
Income tax benefit	(0.70%)
PRC
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Changes in valuation allowances	$ 761
Other adjustment	$ 30
Percent
Changes in valuation allowance	9.30%
Other adjustments	0.40%
Hong Kong
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income tax calculated at the statutory tax rate of the PRC	$ (563)
Changes in valuation allowances	(1,647)
Changes in unrecognized tax benefits	(107)
Non-taxable income	(348)
Other adjustment	$ 35
Percent
Statutory tax rate difference	(6.90%)
Changes in valuation allowance	(20.00%)
Changes in unrecognized tax benefits	(1.30%)
Percentage of effective rate	(4.20%)
Other adjustments	0.40%
Singapore and other regions
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income tax calculated at the statutory tax rate of the PRC	$ 359
Changes in valuation allowances	$ 88
Percent
Statutory tax rate difference	4.30%
Changes in valuation allowance	1.10%